Leases - Disclosure of Contractual Maturities of Financial Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cash-flows	SFr 3,696	SFr 4,928
Carrying Amount lease liabilities	3,652	4,850	SFr 6,039
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cash-flows	1,232	1,232
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cash-flows	1,232	1,232
Between 2 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cash-flows	1,232	2,464
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cash-flows	SFr 0	SFr 0